Share Capital (Details) - CAD ($)															12 Months Ended
	Nov. 21, 2023	Sep. 22, 2023	Jun. 09, 2023	Jun. 05, 2023	May 26, 2023	Apr. 05, 2023	Apr. 03, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 03, 2023	Dec. 20, 2022	Dec. 14, 2022	Nov. 15, 2022	May 02, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 27, 2023	Nov. 07, 2022	Oct. 21, 2022
Share Capital [Line Items]
Shares issued (in Shares)								3,650,000						33,355	1,425,000	3,650,000
Common shares value					$ 324,500									$ 24,083
Units shares (in Shares)												3,707,500
Gross proceeds	$ 270,000
Recognized liability												$ 594,175
Finders fee	$ 48,000		$ 73,200									$ 133,520		$ 25,350
Common share price per share (in Dollars per share)														$ 1.9
Issue period														1 year
Weighted average risk free interest rate	4.39%			3.52%
Weighted average volatility factor	116.96%			156.61%
Expected life				5
Price per Share (in Dollars per share)																	$ 0.5
Stock options granted (in Shares)								3,650,000
Restricted share plan								$ 2,190,000								$ 2,190,000
Exceed issued and outstanding															10.00%
Grant period															10 years
Restricted share unit percentage															10.00%
Share-based payments expense															$ 731,375	$ 2,190,000
Restricted shares		$ 406,875		$ 1,055,070	$ 324,500
Exercisable per share (in Dollars per share)				$ 0.59
Common Shares [Member]
Share Capital [Line Items]
Common stock shares issued (in Shares)								41,920,038							50,846,156	41,920,038
Shares issued (in Shares)		175,000						41,920,038							41,920,038	41,920,038
Price per share (in Dollars per share)	$ 0.4
Rose East Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)							1,500,000
Common shares value							$ 975,000
Trix Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)							83,333
Common shares value							$ 54,166
Rose West Lithium Property [Member]
Share Capital [Line Items]
Common shares value						$ 884,000
Interest acquire						100.00%
Rose West Lithium Property [Member] | Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares)						1,300,000
Cosgrave Lithium Property [Member]
Share Capital [Line Items]
Common shares value		$ 82,250
Falcon Lake Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)																			131,579
Shares value																			$ 37,500
Augustus Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)																		613,158
Shares value																		$ 153,290
Gaspesie Peninsula Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)											713,158
Common shares value											$ 271,000
Canadian Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)										78,947
Common shares value										$ 27,631
North Spirit Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)									1,105,262
Common shares value									$ 442,105
Directors [Member]
Share Capital [Line Items]
Shares issued (in Shares)		875,000			550,000
Stock options granted (in Shares)				2,000,000
RSU’s [Member]
Share Capital [Line Items]
Shares issued (in Shares)		875,000			550,000
Common shares value		$ 406,875
Restricted share unit percentage															10.00%
Share-based payments expense															$ 731,375
Restricted shares								$ 2,190,000								$ 2,190,000
Fair value								$ 2,190,000								$ 2,190,000
RSU’s [Member] | Directors [Member]
Share Capital [Line Items]
Stock options granted (in Shares)																3,650,000
Quebec Flow-Through [Member]
Share Capital [Line Items]
Shares issued (in Shares)												2,040,000
Units shares (in Shares)	1,855,554		1,338,461
Price per share (in Dollars per share)	$ 0.45		$ 0.65									$ 0.625
Gross proceeds	$ 835,000
Recognized liability	$ 92,778
Weighted average risk free interest rate	4.57%
Expected life	2
National Flow Through [Member]
Share Capital [Line Items]
Units shares (in Shares)			573,770									1,667,500
Price per share (in Dollars per share)			$ 0.61									$ 0.57
Gross proceeds			$ 1,220,000
Recognized liability			91,783
Private Placements [Member]
Share Capital [Line Items]
Shares issued (in Shares)													6,666,667				3,000,000
Units shares (in Shares)	675,000											3,707,500		907,519
Gross proceeds									$ 1,500,000			$ 2,225,475	$ 1,500,000
Finders fee													$ 58,500
Price per Share (in Dollars per share)													$ 0.225
Warrant [Member]
Share Capital [Line Items]
Common share price per share (in Dollars per share)	$ 0.65													$ 1.71
Issue period	2 years													2 years
Flow-Through [Member]
Share Capital [Line Items]
Units shares (in Shares)														907,519
Price per share (in Dollars per share)												$ 0.57		$ 0.931
Gross proceeds												$ 2,225,475
Recognized liability	$ 92,778		$ 91,783											$ 155,186
Weighted average risk free interest rate														2.55%
Weighted average volatility factor														125.38%
Expected life														2
Non-Flow Through [Member]
Share Capital [Line Items]
Units shares (in Shares)														723,684
Price per share (in Dollars per share)														$ 0.76
Gross proceeds														$ 1,394,900
Weighted average risk free interest rate														2.64%
Weighted average volatility factor														105.37%
Expected life														1
Share Options [Member]
Share Capital [Line Items]
Exceed issued and outstanding															5.00%
Share Options [Member] | Common Shares [Member]
Share Capital [Line Items]
Exceed issued and outstanding															2.00%